Segmented Information (Tables)	12 Months Ended
Mar. 31, 2026
Operating segments [Abstract]
Revenue and Non-current Assets by Geographical Location
The following tables summarize the Company’s net revenue and non-current assets by geographic location:

Year ended March 31, 2026	Total net revenue
$
Canada	144,069
Australia	39,035
New Zealand	5,649
Europe	131,840
Total net revenue	320,593

Year ended March 31, 2025	Total net revenue
$
Canada	151,901
Australia	51,190
New Zealand	2,471
Europe	83,349
Total net revenue	288,911

	Canada	EU	Australia	Total
	$	$	$	$
Non-current assets other than financial instruments
March 31, 2026	121,500	36,412	27,486	185,398
March 31, 2025	294,204	29,751	40,908	364,863